UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02575

Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	August 31,

Date of reporting period:	November 30, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments • November 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE

	Repurchase Agreements (31.6%)
$37,000	ABN Amro Securities LLC, (dated 11/28/14; proceeds $37,000,308; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 12/15/26 - 09/01/44; valued at $38,113,733)	0.10%		12/01/14	$37,000,000
29,000	ABN Amro Securities LLC, (dated 11/13/14; proceeds $29,006,960; fully collateralized by various Common Stocks; valued at $30,450,032) (Demand 12/05/14)	0.27	(a)	12/15/14	29,000,000
100,000	Bank of Nova Scotia, (dated 03/10/14; proceeds $100,150,417; fully collateralized by various U.S. Government agency securities, 2.50% - 5.50% due 07/01/26 - 09/01/44; valued at $103,011,363) (Demand 12/05/14)	0.15	(a)	03/06/15	100,000,000
35,000	Bank of Nova Scotia, (dated 03/04/14; proceeds $35,056,778; fully collateralized by various U.S. Government agency securities, 2.50% - 5.50% due 03/01/26 - 11/01/44; valued at $36,295,066) (Demand 12/05/14)	0.16	(a)	03/04/15	35,000,000
130,000	Bank of Nova Scotia, (dated 01/02/14; proceeds $130,224,069; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 07/01/29 - 05/01/44; valued at $134,134,403) (Demand 12/05/14)	0.17	(a)	01/02/15	130,000,000
155,000	Bank of Nova Scotia, (dated 09/08/14; proceeds $155,345,736; fully collateralized by various U.S. Government agency securities, 2.37% - 5.50% due 03/01/26 - 10/01/44; valued at $159,679,197) (Demand 12/05/14)	0.22	(a)	09/08/15	155,000,000
47,000	Barclays Capital, Inc., (dated 09/15/14; proceeds $47,150,034; fully collateralized by various Common Stocks, Convertible Bonds, 2.25% - 3.50% due 04/01/19 - 02/15/44, Convertible Preferred Stocks and a Preferred Stock; valued at $49,820,494) (Demand 12/01/14)	0.68	(a)	03/03/15	47,000,000
10,630	BNP Paribas Securities Corp., (dated 11/28/14; proceeds $10,630,089; fully collateralized by various U.S. Government agency securities, 2.00% - 3.00% due 01/01/27 - 08/20/42; valued at $10,954,402)	0.10		12/01/14	10,630,000
50,000	BNP Paribas Securities Corp., (dated 11/28/14; proceeds $50,001,042; fully collateralized by various Common Stocks and Preferred Stocks; valued at $52,501,099)	0.25		12/01/14	50,000,000
20,000	Credit Suisse Securities USA, (dated 11/26/14; proceeds $20,001,750; fully collateralized by various Corporate Bonds, 6.50% - 8.75% due 10/01/17 - 12/15/21; valued at $21,200,672)	0.45		12/03/14	20,000,000
141,250	Credit Suisse Securities USA, (dated 10/30/14; proceeds $141,485,574; fully collateralized by various Corporate Bonds, 5.75% - 11.00% due 01/15/16 - 07/15/22; valued at $149,728,277)	0.63		02/02/15	141,250,000
550,000	Federal Reserve Bank of New York, (dated 11/28/14; proceeds $550,003,208; fully collateralized by a U.S. Government Obligation, 3.63% due 02/15/21; valued at $550,097,568)	0.07		12/01/14	550,000,000

8,000	ING Financial Markets LLC, (dated 11/28/14; proceeds $8,000,133; fully collateralized by various Corporate Bonds, 2.90% - 6.70% due 01/15/16 - 12/15/43; valued at $8,400,239)	0.20		12/01/14	8,000,000
20,000	ING Financial Markets LLC, (dated 11/28/14; proceeds $20,000,333; fully collateralized by various Corporate Bonds, 2.75% - 8.63% due 10/01/15 - 09/01/67; valued at $22,124,676)	0.20		12/01/14	20,000,000
10,000	ING Financial Markets LLC, (dated 11/03/14; proceeds $10,004,258; fully collateralized by a Corporate Bond, 6.46% due 12/13/36; valued at $10,501,925) (Demand 12/05/14)	0.21	(a)	01/15/15	10,000,000
5,000	ING Financial Markets LLC, (dated 11/03/14; proceeds $5,002,333; fully collateralized by various Corporate Bonds, 2.75% - 7.38% due 09/15/19 - 04/16/40; valued at $5,254,562) (Demand 12/05/14)	0.21	(a)	01/22/15	5,000,000
15,000	ING Financial Markets LLC, (dated 11/14/14; proceeds $15,005,500; fully collateralized by various Corporate Bonds, Zero Coupon - 7.70% due 09/15/15 - 05/15/44; valued at $15,752,334) (Demand 12/05/14)	0.22	(a)	01/13/15	15,000,000
45,000	ING Financial Markets LLC, (dated 11/28/14; proceeds $45,001,238; fully collateralized by various Corporate Bonds, 5.25% - 8.63% due 09/15/17 - 12/01/24; valued at $47,700,345)	0.33		12/01/14	45,000,000
30,000	ING Financial Markets LLC, (dated 11/13/14; proceeds $30,029,250; fully collateralized by various Corporate Bonds, 4.25% - 9.00% due 06/15/17 - 10/25/24; valued at $31,803,649) (Demand 12/05/14)	0.39	(a)	02/11/15	30,000,000
5,000	ING Financial Markets LLC, (dated 11/03/14; proceeds $5,004,722; fully collateralized by a Corporate Bond, 10.75% due 06/15/58; valued at $5,306,193) (Demand 12/05/14)	0.40	(a)	01/27/15	5,000,000
40,000	JP Morgan Clearing Corp., (dated 11/28/14; proceeds $40,000,867; fully collateralized by various Common Stocks and a Convertible Preferred Stock; valued at $42,009,221)	0.26		12/01/14	40,000,000
100,000	Merrill Lynch Pierce Fenner & Smith, (dated 11/28/14; proceeds $100,001,667; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000,010)	0.20		12/01/14	100,000,000
89,000	Merrill Lynch Pierce Fenner & Smith, (dated 02/04/14; proceeds $89,435,012; fully collateralized by various Common Stocks and Preferred Stocks; valued at $93,450,007) (Demand 12/01/14)	0.53	(a)	01/02/15	89,000,000
285,000	RBC Capital Markets LLC, (dated 10/01/14; proceeds $285,068,400; fully collateralized by various U.S. Government agency securities, 2.22% - 6.00% due 09/01/19 - 11/20/44; valued at $293,477,172) (Demand 12/05/14)	0.09	(a)	01/05/15	285,000,000
45,000	RBC Capital Markets LLC, (dated 07/15/14; proceeds $45,064,400; fully collateralized by various Corporate Bonds, 0.47% - 8.15% due 04/29/16 - 11/04/44; valued at $47,250,001) (Demand 12/05/14)	0.28	(a)	01/15/15	45,000,000
30,000	RBC Capital Markets LLC, (dated 09/12/14; proceeds $30,025,850; fully collateralized by various Corporate Bonds, 3.00% - 12.63% due 03/15/16 – 09/15/23 (b); valued at $31,800,001) (Demand 12/05/14)	0.33	(a)	12/15/14	30,000,000

40,000	RBC Capital Markets LLC, (dated 10/09/14; proceeds $40,046,278; fully collateralized by various Corporate Bonds, 4.25% - 10.88% due 06/01/16 — 05/15/33 (b); valued at $42,400,001) (Demand 12/05/14)	0.35	(a)	02/05/15	40,000,000
50,000	RBS Securities, Inc., (dated 11/28/14; proceeds $50,000,333; fully collateralized by various U.S. Government agency securities, 1.00% - 5.50% due 01/15/15 - 08/01/19; valued at $51,005,035)	0.08		12/01/14	50,000,000
55,000	Scotia Capital USA, Inc., (dated 11/28/14; proceeds $55,001,375; fully collateralized by various Corporate Bonds, 5.00% - 9.75% due 01/15/15 - 05/15/19; valued at $58,540,595)	0.30		12/01/14	55,000,000
36,000	SG Americas Securities, (dated 11/28/14; proceeds $36,000,960; fully collateralized by various Corporate Bonds, 1.63% - 9.88% due 04/15/15 - 04/08/68, and a U.S. Government agency security, Zero Coupon due 10/09/19; valued at $37,862,602)	0.32		12/01/14	36,000,000
30,000	Wells Fargo Securities LLC, (dated 11/28/14; proceeds $30,000,500; fully collateralized by various Corporate Bonds, 6.50% - 9.88% due 03/01/17 - 10/01/20; valued at $31,800,001)	0.20		12/01/14	30,000,000
60,000	Wells Fargo Securities LLC, (dated 09/02/14; proceeds $60,075,833; fully collateralized by various Corporate Bonds, 1.35% - 6.13% due 03/28/16 - 03/01/41; valued at $62,990,873)	0.50		12/02/14	60,000,000
36,000	Wells Fargo Securities LLC, (dated 10/15/14; proceeds $36,056,700; fully collateralized by various Common Stocks, Convertible Bonds, Zero Coupon - 5.00% due 11/15/19 - 03/30/43, and Preferred Stocks; valued at $38,932,098)	0.63		01/13/15	36,000,000
18,000	Wells Fargo Securities LLC, (dated 10/27/14; proceeds $18,028,665; fully collateralized by various Common Stocks, Convertible Bonds, 2.13% - 6.00% due 06/15/17 - 12/15/23, Convertible Preferred Stocks and Preferred Stocks; valued at $19,295,592)	0.63		01/26/15	18,000,000

	Total Repurchase Agreements (Cost $2,356,880,000)				2,356,880,000

	Certificates of Deposit (21.0%)
	Domestic Banks (0.6%)
42,900	Citibank NA	0.20		01/09/15	42,900,000

	International Banks (20.4%)
52,450	Banco Del Estado De Chile	0.19		01/08/15 - 01/20/15	52,450,000
299,750	Bank of Montreal	0.09 - 0.19		12/03/14 - 12/10/14	299,750,000
75,000	Bank of Nova Scotia	0.25		02/17/15	75,000,000
143,000	Credit Industriel et Commercial	0.33		01/22/15 - 01/26/15	143,000,000
80,000	Credit Suisse	0.29		02/06/15	80,000,000
150,000	Lloyds Bank PLC	0.10		12/01/14 - 12/03/14	150,000,000
370,000	Mizuho Bank Ltd.	0.10 - 0.20		12/01/14 - 02/06/15	369,999,999
42,000	Oversea Chinese Banking Corp.	0.23		03/11/15 - 03/13/15	42,001,796
170,750	Sumitomo Mitsui Banking Corp.	0.11 - 0.23		12/02/14 - 02/02/15	170,750,000
140,000	Toronto Dominion Bank	0.09		12/03/14	140,000,000
					1,522,951,795
	Total Certificates of Deposit (Cost $1,565,851,795)				1,565,851,795

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(c)	MATURITY DATE

	Floating Rate Notes (14.3%)
	Domestic Bank (1.7%)
123,000	U.S. Bank NA	0.17%	12/23/14 - 12/24/14	03/23/15 - 04/23/15	$123,000,000

	International Banks (12.6%)
118,600	Bank of Nova Scotia	0.24	02/17/15	02/17/15	118,600,000
52,000	Commonwealth Bank of Australia (d)	0.24	12/08/14	06/01/15	52,004,930
71,050	Credit Suisse	0.46 - 0.48	12/17/14 - 01/02/15	03/17/15 - 03/31/15	71,070,550
245,000	Rabobank Nederland NY	0.28 - 0.29	12/23/14 - 01/06/15	12/23/14 - 07/06/15	245,000,000
193,300	Toronto Dominion Bank	0.23 - 0.24	12/08/14 - 02/06/15	02/06/15 - 11/06/15	193,300,000
262,400	Westpac Banking Corp.	0.24	12/15/14 - 02/26/15	12/15/14 - 05/26/15	262,397,078
					942,372,558
	Total Floating Rate Notes (Cost $1,065,372,558)				1,065,372,558

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE

	Commercial Paper (11.3%)
	Automobiles (2.0%)
29,700	Toyota Credit Canada, Inc.	0.22 - 0.23%	12/17/14 - 01/14/15	29,694,122
119,200	Toyota Motor Credit Corp.	0.25	06/04/15 - 06/19/15	119,037,697
				148,731,819
	Domestic Bank (0.9%)
67,000	JP Morgan Securities LLC (d)	0.23	01/12/15	66,981,165

	Food & Beverage (0.5%)
39,000	Coca-Cola Co. (d)	0.19 - 0.24	02/03/15 - 06/17/15	38,968,319

	International Banks (7.9%)
85,550	Banque Et Caisse	0.20 - 0.23	12/08/14 - 01/06/15	85,536,866
98,500	Commonwealth Bank of Australia	0.20	12/05/14	98,496,717
150,900	DBS Bank Ltd. (d)	0.21	02/02/15 - 02/05/15	150,841,861
140,350	Erste Abwicklungsanstalt	0.18	01/21/15 - 02/09/15	140,306,920
115,400	United Overseas Bank Ltd. (d)	0.26 - 0.30	01/06/15 - 03/24/15	115,308,831
				590,491,195
	Total Commercial Paper (Cost $845,172,498)			845,172,498

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(c)	MATURITY DATE

	Extendible Floating Rate Notes (11.0%)
	Domestic Banks (6.0%)
220,000	JP Morgan Chase Bank NA
	(Extendible Maturity Date 12/07/15)	0.35%	12/08/14	03/07/19	$220,000,000
227,250	Wells Fargo Bank NA
	(Extendible Maturity Date 12/15/15 - 12/18/15)	0.32 - 0.33	12/15/14 - 12/22/14	03/20/19 - 07/15/19	227,250,000
					447,250,000
	International Banks (5.0%)
92,000	Bank of Nova Scotia
	(Extendible Maturity Date 11/30/15)	0.33	01/30/15	01/31/19	92,000,000
149,000	Royal Bank of Canada
	(Extendible Maturity Date 12/01/15)	0.33	01/02/15	04/01/19	148,994,532
130,000	Svenska Handelsbanken AB (d)
	(Extendible Maturity Date 05/15/15)	0.30	12/15/14	05/13/16	130,000,000
					370,994,532
	Total Extendible Floating Rate Notes (Cost $818,244,532)				818,244,532

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE

	Time Deposits (9.7%)
	International Banks
235,000	Canadian Imperial Bank of Commerce	0.06%	12/01/14	235,000,000
260,000	Credit Agricole CIB Grand Cayman	0.09	12/01/14	260,000,000
40,000	Lloyds Bank PLC (New York Branch)	0.05	12/01/14	40,000,000
190,000	National Australia Bank Ltd. (Cayman)	0.08	12/01/14	190,000,000
	Total Time Deposits (Cost $725,000,000)			725,000,000

	Corporate Bonds (0.8%)
	International Banks
9,639	Bank of Nova Scotia	3.40	01/22/15	9,682,760
12,000	Commonwealth Bank of Australia (d)	3.50	03/19/15	12,117,110
15,275	HSBC Bank PLC (d)	3.50	06/28/15	15,554,278
16,309	Nordea Bank AB (d)	2.25	03/20/15	16,407,323
5,025	Westpac Banking Corp.	4.20	02/27/15	5,072,814
	Total Corporate Bonds (Cost $58,834,285)			58,834,285

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(c)	MATURITY DATE

	Tax-Exempt Instruments (0.5%)
	Weekly Variable Rate Bonds
20,000	New York State Housing Finance Agency, Gotham West Housing Ser 2011 B (Taxable)	0.13%	12/05/14	05/01/45	20,000,000
21,000	NGSP, Inc., Ser 2006	0.13	12/05/14	06/01/46	21,000,000

	Total Weekly Variable Rate Bonds (Cost $41,000,000)				41,000,000

	Total Investments (Cost $7,476,355,668) (e)		100.2%		7,476,355,668
	Liabilities in Excess of Other Assets		(0.2)		(15,351,666)
	Net Assets		100.0%		$7,461,004,002

(a)	Rate shown is the rate in effect at November 30, 2014.
(b)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of November 30, 2014.

(c)	Date of next interest rate reset.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund Inc.

Notes to Portfolio of Investments • November 30, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$2,356,880,000	$—	$2,356,880,000
Certificates of Deposit	—	1,565,851,795	—	1,565,851,795
Floating Rate Notes	—	1,065,372,558	—	1,065,372,558
Commercial Paper	—	845,172,498	—	845,172,498
Extendible Floating Rate Notes	—	818,244,532	—	818,244,532
Time Deposits	—	725,000,000	—	725,000,000
Corporate Bonds	—	58,834,285	—	58,834,285
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	41,000,000	—	41,000,000
Total Assets	$—	$7,476,355,668	$—	$7,476,355,668

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of November 30, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
January 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
January 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2015